Securities Act Registration No. 333-136185

Investment Company Act Registration No. 811-21934

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☐

Pre-Effective Amendment No._ __                                   ☐

Post-Effective Amendment No._5__                              ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                             ☐

Amendment No._7_                                        ☒

(Check appropriate box or boxes.)

RiverNorth Funds

(Exact Name of Registrant as Specified in Charter)

325 N. LaSalle Street
Suite 645
Chicago, IL 60654

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (312) 832-1440

Patrick W. Galley
325 N. LaSalle Street
Suite 645
Chicago, IL 60654

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 1, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ February 2, 2009 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the registration statement on Form N-1A for the RiverNorth Funds (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purposes of extending the effective date of Post-Effective Amendment No. 4 from January 24, 2010 to February 1, 2010 for the Registrant’s RiverNorth Core Opportunity Fund. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 that was filed with the Securities and Exchange Commission on November 25, 2009.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Articles of Incorporation. Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant's Registration Statement on Form N-1A filed July 31, 2006.

(b) By-Laws. Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed July 31, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1) Management Agreement between the Registrant and RiverNorth Capital Management, Inc. is incorporated by reference to Exhibit 23(d) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed February 1, 2008.

(d.2) Letter Agreement between the Registrant and RiverNorth Capital Management, Inc. is incorporated by reference to Exhibit 23(d)(2) to Post Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed December 4, 2008.

(e) Underwriting Contracts. Distribution Agreement between Registrant and Unified Financial Securities, Inc. is incorporated by reference to Exhibit 23(e) to Post Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed December 4, 2008.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreement. Custody Agreement between the Registrant and The Huntington National Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed December 7, 2006.

(h) Other Material Contracts. Mutual Fund Services Agreement between the Registrant and Unified Fund Services, Inc. is incorporated by reference to Exhibit 23(h) to Post Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed December 4, 2008.

(i) Legal Opinion. Opinion is incorporated by reference to Exhibit 23(i) to the Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed December 7, 2006.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm to be filed via future amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed December 7, 2006.

(m) Rule 12b-1 Plan. Distribution Plan Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 6, 2006.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.

(p.1) Code of Ethics for the Registrant is incorporated by reference to Exhibit 23(p) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 6, 2006.

(p.2) Code of Ethics for RiverNorth Capital Management, Inc. is incorporated by reference to Exhibit 23(p) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 6, 2006.

(q)     Powers of Attorney.

      (q.1) Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and certain Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 6, 2006.

     (q.2) Power of Attorney of the Registrant’s Principal Financial Officer is incorporated by reference to Exhibit 23(q.2) to the Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed November 25, 2009.

Item 29. Persons Controlled by or Under Common Control with the Fund. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of the Investment Adviser.

RiverNorth Capital Management, Inc., 325 N. LaSalle Street, Suite 645, Chicago, IL 60654 is a registered investment adviser.  Additional information about the Adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-61533. Neither the Adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

Unified Financial Securities, Inc. serves as the principal underwriter for the Trust.

(a)     Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Dividend Growth Trust, Dreman Contrarian Funds, Hirtle Callaghan Trust, Huntington Funds, James Advantage Funds, The Penn Street Fund, Inc., Unified Series Trust, and Valued Advisers Trust.

(b)     The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Melissa K. Gallagher**	President and Treasurer	None
John C. Swhear**	Chief Compliance Officer	None
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Anna Maria Spurgin**	Assistant Vice President	None
D. Eric McKenzie**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.

**The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 2960 North Meridian Street, Suite 300, Indianapolis, Indiana, 46208, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian at 7 Easton Oval, Columbus, Ohio 43219.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 22nd day of January, 2010.

                              RiverNorth Funds

                              By:  s/ JoAnn M. Strasser____ _______________

                              JoAnn M. Strasser

                              Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
s/Patrick W. Galley Patrick W. Galley *	President (Principal Executive Officer), & Trustee	January 22, 2010

s/Jonathan M. Mohrhardt Jonathan M. Mohrhardt*	Treasurer (Principal Financial Officer)	January 22, 2010

s/Kevin Hinton Kevin Hinton*	Trustee	January 22, 2010

s/Jim G. Kelley Jim G. Kelley*	Trustee	January 22, 2010

s/Dennis W. Magulick Dennis W. Magulick*	Trustee	January 22, 2010

*By:_s/JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact January 22, 2010